Income Tax - Schedule of Reconciliation of the Tax Expense Applicable to Loss Before Tax at the Statutory Rate to the Tax Expense at the Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of the Tax Expense Applicable to Loss Before Tax at the Statutory Rate to the Tax Expense at the Effective Tax Rate [Abstract]
Loss before tax	$ (104,228)	$ (58,790)	$ (56,678)
Tax at the statutory tax rate	(26,057)	(14,698)	(14,169)
Foreign rate differential	14,711	2,933	13,240
Expenses not deductible for tax	126	2,171	603
Income not subject to tax		(4)	(2,890)
Additional deductible allowance for qualified research and development costs	(2,338)	(1,681)	(1,109)
Unrecognized deferred tax assets	14,201	11,279	4,325
Current income tax expense	$ 643
Tax charge at the Group’s effective rate	0.62%